Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Stock Options (Details)	12 Months Ended
	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 € / shares	Dec. 31, 2018 € / shares	Dec. 31, 2017 € / shares	Dec. 31, 2016 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	35,070	35,070	71,760
Total number of BSAAR voided (in shares)	0	36,690
Number of other equity instruments exercisable in share-based payment arrangement	35,070	35,070
SO SU 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares	€ 3.26
Exercice period	From 03/14/2023 to 03/13/2033
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	€ 2.39
Price of the share at the time of allocation | € / shares	€ 4.00
Expected dividends	0.00%
Expected volatility	83.74%
Risk-free interest rate	2.75%
Conversion ratio	1:1
Turnover rate	0.00%
Grant date	Mar. 13, 2023
Acquisition period	From 03/13/2023 to 03/13/2026
Total number of BSAAR subscribed (in shares)	16,300
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	16,300
Total number of BSAAR subscribed	16,300
SO D 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares	€ 4.07
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	2.19
Price of the share at the time of allocation | € / shares	€ 4.00
Expected dividends	0.00%
Expected volatility	83.74%
Risk-free interest rate	2.75%
Conversion ratio	1:1
Turnover rate	0.00%
Grant date	Mar. 13, 2023
Total number of BSAAR subscribed (in shares)	35,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	35,000
Total number of BSAAR subscribed	35,000
SO C2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares	€ 3.26
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	2.39
Price of the share at the time of allocation | € / shares	€ 4.00
Expected dividends	0.00%
Expected volatility	83.74%
Risk-free interest rate	2.75%
Conversion ratio	1:1
Turnover rate	0.00%
Grant date	Mar. 13, 2023
Total number of BSAAR subscribed (in shares)	108,700
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	108,700
Total number of BSAAR subscribed	108,700
SO US 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares	€ 4.05
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	2.19
Price of the share at the time of allocation | € / shares	€ 4.00
Expected dividends	0.00%
Expected volatility	83.74%
Risk-free interest rate	2.75%
Conversion ratio	1:1
Turnover rate	0.00%
Grant date	Mar. 13, 2023
Total number of BSAAR subscribed (in shares)	30,200
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	30,200
Total number of BSAAR subscribed	30,200
S O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercice period		From 18/10/2025 to 17/10/2032
Valuation method used	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes
Acquisition period		From 17/10/2022 to 17/10/2025
Total number of BSAAR subscribed (in shares)	968,881	805,181	634,035
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	190,200	209,375
Total number of BSAAR voided (in shares)	26,500	38,229
Number of other equity instruments exercisable in share-based payment arrangement	388,931	245,181
S O2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares					€ 13.99
Exercice period					From 17/09/2022 to 17/09/2029
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares					€ 4.59
Price of the share at the time of allocation | € / shares					€ 17.06
Expected dividends					0.00%
Expected volatility					40.00%
Risk-free interest rate					0.00%
Conversion ratio					1:1
Turnover rate					0.00%
Grant date					Jul. 18, 2019
Acquisition period					From 18/07/2019 to 16/09/2022
Total number of BSAAR subscribed (in shares)	51,343	51,343	77,015
Total number of BSAAR subscribed	107,880	107,880
Total number of BSAAR voided (in shares)		25,672
Number of other equity instruments exercisable in share-based payment arrangement	51,343	51,343
S O2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares						€ 16.00
Exercice period						From 01/01/2022 to 31/12/2028
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares						€ 9.32
Price of the share at the time of allocation | € / shares						€ 22.10
Expected dividends						0.00%
Expected volatility						44.10%
Risk-free interest rate						0.00%
Conversion ratio						1:1
Turnover rate						15.00%
Grant date						Nov. 07, 2018
Acquisition period						From 07/11/2018 to 31/12/2021
Total number of BSAAR subscribed (in shares)	68,329	68,329	68,329
Total number of BSAAR subscribed	122,000	122,000
Number of other equity instruments exercisable in share-based payment arrangement	68,329	68,329
S O U S2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares						€ 21.65
Exercice period						From 01/01/2022 to 31/12/2028
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares						€ 6.90
Price of the share at the time of allocation | € / shares						€ 22.10
Expected dividends						0.00%
Expected volatility						44.10%
Risk-free interest rate						0.00%
Conversion ratio						1:1
Turnover rate						15.00%
Grant date						Nov. 07, 2018
Acquisition period						From 07/11/2018 to 31/12/2021
Total number of BSAAR subscribed (in shares)	9,713	9,713	9,713
Total number of BSAAR subscribed	17,500	17,500
Number of other equity instruments exercisable in share-based payment arrangement	9,713	9,713
AGA D and S
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	€ 4.05	€ 4.08			€ 17.06
Valuation method used	Monte Carlo			Monte Carlo	Monte Carlo
Price of the share at the time of allocation | € / shares	€ 4.05	€ 4.08			€ 17.06
Expected dividends	0.00%	0.00%			0.00%
Expected volatility	84.30%	50.00%			40.20%
Risk-free interest rate	3.06%	2.24%			0.00%
Conversion ratio	1:1	1:1			1:1
Turnover rate	0.00%	0.00%			0.00%
Grant date	Mar. 10, 2023	Oct. 14, 2022			Jul. 18, 2019
Acquisition period	From 03/10/2023to 03/13/2026	From 10/14/2022 to 10/16/2025			From 07/18/2019 to 09/16/2022
AGA D
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares			€ 4.00
Valuation method used	Monte Carlo
Price of the share at the time of allocation | € / shares			€ 4.00
Expected dividends			0.00%
Expected volatility			51.00%
Risk-free interest rate			(0.59%)
Conversion ratio			1:1
Turnover rate			0.00%
Grant date			Mar. 30, 2021
Acquisition period			From 03/30/2021 to 03/31/2024
AGA D and S 2017-1 and 2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Valuation method used						Monte Carlo
AGA D and S 2016-1 and 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Valuation method used							Monte Carlo
A G A S [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares			€ 4.15
Valuation method used		Monte Carlo
Price of the share at the time of allocation | € / shares			€ 4.15
Expected dividends			0.00%
Expected volatility			51.00%
Risk-free interest rate			(0.59%)
Conversion ratio			1:1
Turnover rate			0.00%
Grant date			Mar. 17, 2021
Acquisition period			From 03/17/2021 to 03/31/2024
SO C2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares			€ 2.61
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares			1.30
Price of the share at the time of allocation | € / shares			€ 3.24
Expected dividends			0.00%
Expected volatility			50.00%
Risk-free interest rate			(0.60%)
Conversion ratio			1:1
Turnover rate			0.00%
Grant date			Oct. 20, 2021
Total number of BSAAR subscribed (in shares)	120,375	124,375	134,375
Total number of BSAAR subscribed	134,375	134,375
Total number of BSAAR voided (in shares)	4,000	10,000
Number of other equity instruments exercisable in share-based payment arrangement	0	0
SO D 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares			€ 3.26
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares			1.06
Price of the share at the time of allocation | € / shares			€ 3.24
Expected dividends			0.00%
Expected volatility			50.00%
Risk-free interest rate			(0.60%)
Conversion ratio			1:1
Turnover rate			0.00%
Grant date			Oct. 20, 2021
Total number of BSAAR subscribed (in shares)	35,000	35,000	35,000
Total number of BSAAR subscribed	35,000	35,000
Number of other equity instruments exercisable in share-based payment arrangement	0	0
SO US 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares			€ 3.22
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares			1.07
Price of the share at the time of allocation | € / shares			€ 3.24
Expected dividends			0.00%
Expected volatility			50.00%
Risk-free interest rate			(0.60%)
Conversion ratio			1:1
Turnover rate			0.00%
Grant date			Oct. 20, 2021
Total number of BSAAR subscribed (in shares)	25,000	25,000	25,000
Total number of BSAAR subscribed	32,500	32,500
Number of other equity instruments exercisable in share-based payment arrangement	0	0
SO US 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares		€ 3.94
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares		1.56
Price of the share at the time of allocation | € / shares		€ 4.16
Expected dividends		0.00%
Expected volatility		50.00%
Risk-free interest rate		2.24%
Conversion ratio		1:1
Turnover rate		0.00%
Grant date		Oct. 17, 2022
Total number of BSAAR subscribed (in shares)	34,625	34,625
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		34,625
Total number of BSAAR subscribed	34,625	34,625
Number of other equity instruments exercisable in share-based payment arrangement	0	0
SO C2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares		€ 3.12
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares		1.90
Price of the share at the time of allocation | € / shares		€ 4.16
Expected dividends		0.00%
Expected volatility		50.00%
Risk-free interest rate		2.24%
Conversion ratio		1:1
Turnover rate		0.00%
Grant date		Oct. 17, 2022
Total number of BSAAR subscribed (in shares)	131,000	131,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		131,000
Total number of BSAAR subscribed	131,000	131,000
Number of other equity instruments exercisable in share-based payment arrangement	0	0
SO D 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares		€ 3.91
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares		1.57
Price of the share at the time of allocation | € / shares		€ 4.16
Expected dividends		0.00%
Expected volatility		50.00%
Risk-free interest rate		2.24%
Conversion ratio		1:1
Turnover rate		0.00%
Grant date		Oct. 17, 2022
Total number of BSAAR subscribed (in shares)	35,000	35,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		35,000
Total number of BSAAR subscribed	35,000	35,000
Number of other equity instruments exercisable in share-based payment arrangement	0	0
SO SU 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares		€ 2.95
Exercice period		From 3/12/2022 to 3/12/2032
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares		€ 1.40
Price of the share at the time of allocation | € / shares		€ 3.46
Expected dividends		0.00%
Expected volatility		49.00%
Risk-free interest rate		2.10%
Conversion ratio		1:1
Turnover rate		0.00%
Grant date		Dec. 02, 2022
Acquisition period		From 3/12/2022 to 3/12/2025
Total number of BSAAR subscribed (in shares)	8,750	8,750
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		8,750
Total number of BSAAR subscribed	8,750	8,750
Number of other equity instruments exercisable in share-based payment arrangement	0	0
S O US 2 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares					€ 14.31
Exercice period					From 17/01/2023 to 17/01/2030
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares					€ 3.23
Price of the share at the time of allocation | € / shares					€ 14.50
Expected dividends					0.00%
Expected volatility					40.00%
Risk-free interest rate					0.00%
Conversion ratio					1:1
Turnover rate					0.00%
Grant date					Nov. 27, 2019
Acquisition period					From 27/11/2019 to 16/01/2023
S O US 1 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares					€ 16.90
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares					3.67
Price of the share at the time of allocation | € / shares					€ 17.06
Expected dividends					0.00%
Expected volatility					40.00%
Risk-free interest rate					0.00%
Conversion ratio					1:1
Turnover rate					0.00%
Grant date					Jul. 18, 2019
Total number of BSAAR subscribed (in shares)	5,113	5,113	7,670
Total number of BSAAR subscribed	30,620	30,620
Total number of BSAAR voided (in shares)		2,557
Number of other equity instruments exercisable in share-based payment arrangement	5,113	5,113
S O U S2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares				€ 4.52
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares				1.12
Price of the share at the time of allocation | € / shares				€ 3.99
Expected dividends				0.00%
Expected volatility				49.00%
Risk-free interest rate				(0.70%)
Conversion ratio				1:1
Turnover rate				0.00%
Grant date				Dec. 31, 2020
Total number of BSAAR subscribed (in shares)	27,500	50,000	50,000
Total number of BSAAR subscribed	56,250	56,250
Total number of BSAAR voided (in shares)	22,500
Number of other equity instruments exercisable in share-based payment arrangement	27,500	0
S O C2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares				€ 3.50
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares				1.46
Price of the share at the time of allocation | € / shares				€ 3.99
Expected dividends				0.00%
Expected volatility				49.00%
Risk-free interest rate				(0.70%)
Conversion ratio				1:1
Turnover rate				0.00%
Grant date				Dec. 31, 2020
Total number of BSAAR subscribed (in shares)	81,250	81,250	81,250
Total number of BSAAR subscribed	103,750	103,750
Number of other equity instruments exercisable in share-based payment arrangement	81,250	0
S O D2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares				€ 4.38
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares				1.16
Price of the share at the time of allocation | € / shares				€ 3.99
Expected dividends				0.00%
Expected volatility				49.00%
Risk-free interest rate				(0.70%)
Conversion ratio				1:1
Turnover rate				0.00%
Grant date				Dec. 31, 2020
Total number of BSAAR subscribed (in shares)	35,000	35,000	35,000
Total number of BSAAR subscribed	35,000	35,000
Number of other equity instruments exercisable in share-based payment arrangement	35,000	0
S O 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercice period				From 01/01/2024 to 31/12/2027
Acquisition period				From 31/12/2020 to 31/12/2023
SO 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares								€ 15.79
Exercice period								From 16/12/2019 to 16/12/2026
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares								€ 10.30
Price of the share at the time of allocation | € / shares								€ 20.79
Expected dividends								0.00%
Expected volatility								63.00%
Risk-free interest rate								0.00%
Conversion ratio								1:1
Turnover rate								15.00%
Grant date								Dec. 15, 2016
Acquisition period								From 15/12/2016 to 15/12/2019
SO 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares							€ 17.91
Exercice period							From 01/01/2021 to 31/12/2027
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares							€ 9.32
Price of the share at the time of allocation | € / shares							€ 21.95
Expected dividends							0.00%
Expected volatility							53.70%
Risk-free interest rate							0.00%
Conversion ratio							1:1
Turnover rate							15.00%
Grant date							Dec. 06, 2017
Acquisition period							From 06/12/2017 to 31/12/2020
S O 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercice period			From 21/10/2024 to 21/10/2031
Acquisition period			From 20/10/2021 to 20/10/2024
S O20171 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	43,212	43,212	43,212
Total number of BSAAR subscribed	64,164	64,164
Number of other equity instruments exercisable in share-based payment arrangement	43,212	43,212
S O20161 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	34,398	34,398	34,398
Total number of BSAAR subscribed	41,917	41,917
Number of other equity instruments exercisable in share-based payment arrangement	34,398	34,398
S O20172 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	17,765	17,765	17,765
Total number of BSAAR subscribed	32,086	32,086
Number of other equity instruments exercisable in share-based payment arrangement	17,765	17,765
S O20162 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	15,308	15,308	15,308
Total number of BSAAR subscribed	20,958	20,958
Number of other equity instruments exercisable in share-based payment arrangement	15,308	15,308